INITIAL PUBLIC OFFERING	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering on November 26, 2021, the Company sold 6,200,000 Units at a price of $10.00 per Unit, which does not include the 45-day option of the exercise of the underwriters’ 930,000 over-allotment option. On November 30, 2021, the underwriters purchased an additional 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Option Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $3,000,000. Each Unit consists of one share of Common stock, one-half of one redeemable warrant (“Public Warrant”), and one right entitling the holder thereof to receive one-seventh (1/7) of a share of common stock upon consummation of our initial business combination (“Public Right”). Each whole Public Warrant entitles the holder to purchase one share of Common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

The remaining 630,000 Option Units were expired on November 30, 2021. Transaction costs in connection with the Initial Public Offering and the issuance and sale of Option Units amounted to $1,697,431, consisting of $1,300,000 of underwriting fees, and $397,431 of other offering costs.

Each unit has an offering price of $10.00 and consists of one share of the Company’s common stock and one-half of one redeemable warrant and one right entitling the holder thereof to receive one-seventh (1/7) of a share of common stock upon consummation of the initial business combination. The Company will not issue fractional shares. As a result, the warrants must be exercised in multiples of one whole warrant. Each whole warrant entitles the holder thereof to purchase one share of the Company’s common stock at a price of $11.50 per share, and only whole warrants are exercisable. The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

All of the 6,500,000 public shares sold as part of the Public Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering on November 26, 2021, the Company sold 6,200,000 Units at a price of $10.00 per Unit, which does not include the 45-day option of the exercise of the underwriters’ over-allotment option for the purchase of up to 930,000 additional Units (the “Option Units”). On November 30, 2021, the underwriters purchased 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Option Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $3,000,000. Each Unit consists of one share of common stock, one-half of one redeemable warrant (“Public Warrant”), and one right entitling the holder thereof to receive one-seventh (1/7) of a share of common stock upon consummation of our initial business combination (“Public Right”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 9).

The remaining 630,000 Option Units were expired on November 30, 2021. Transaction costs in connection with the Initial Public Offering and the issuance and sale of Option Units amounted to $1,697,431, consisting of $1,300,000 of underwriting fees, and $397,431 of other offering costs.

Each Unit had an offering price of $10.00 and consisted of one share of the Company’s common stock and one-half of one redeemable warrant and one right entitling the holder thereof to receive one-seventh (1/7) of a share of common stock upon consummation of the initial business combination. The Company will not issue fractional shares. As a result, the warrants must be exercised in multiples of one whole warrant. Each whole warrant entitles the holder thereof to purchase one share of the Company’s common stock at a price of $11.50 per share, and only whole warrants are exercisable. The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

All of the 6,500,000 public shares sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.